Recurring Fair Value Measurements - Summary of fair value measurements with carrying value approximating fair value (Details) - Armada Acquisition Corp I [Member] - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Interest bearing demand deposit account [Member]
Disclosure In Tabular Form Of Debt Securities Trading Fair Value To Amortized Cost [Line Items]
Carrying Value as of September 30, 2023				$ 25,324,028
Gross Unrealized Gains				0
Gross Unrealized Losses				0
Fair Value as of September 30, 2023				25,324,028
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Disclosure In Tabular Form Of Debt Securities Trading Fair Value To Amortized Cost [Line Items]
Interest-bearing demand deposit account	$ 16,126,337	$ 15,771,190	$ 25,324,028	$ 25,324,028